Expenses by Nature - Summary of Expenses by Cost of Sales (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	₺ (11,073,465)	₺ (9,166,384)	₺ (7,769,483)
Cost of sales net	(11,350,174)	(9,236,607)	(7,769,483)
Treasury share [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(1,669,807)	(1,491,503)	(1,418,683)
Accumulated amortization [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(2,596,980)	(2,203,351)	(1,667,750)
Interconnection and Termination Cost [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(1,607,079)	(1,420,233)	(1,326,990)
Radio Cost [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(1,123,668)	(1,057,618)	(911,454)
Employee benefit expense [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(1,046,544)	(859,143)	(734,725)
Cost of goods sold [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(870,226)	(551,656)	(250,779)
Direct cost of revenue from financial services [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(270,366)	(68,546)
Universal service fund [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(221,431)	(192,045)	(182,508)
Transmission costs [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(218,221)	(139,185)	(113,574)
Roaming expenses [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(177,258)	(128,429)	(108,102)
Billing and archiving cost [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	(55,185)	(61,647)	(55,056)
Other [member]
Summary of expenses by nature cost of sales [Line Items]
Cost of sales net	₺ (1,493,409)	₺ (1,063,251)	₺ (999,862)